4. Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Loans Payable

NOTE 6 – NOTES PAYABLE

On May 11, 2018, the Company issued a short-term promissory note to an unrelated party for $50,000 due 30 days from the date of issuance. The note bears an interest rate of 14.4% per annum, and the Company has the right to pre-pay with no penalty or premium. The Company’s obligation to repay the note was secured by the grant of a security interest in the assets of the Company.

On June 10, 2018, the Company extended the term of the above short-term promissory note of $50,000 to October 31, 2018. All other terms remained the same.

On June 28, 2018, the Company issued a short-term promissory note to an unrelated party for $50,000 due 90 days from the date of issuance. The note bears interest at a rate of 12% per annum, and the Company has the right to pre-pay with no penalty or premium. The Company’s obligation to repay the note was secured by the grant of a security interest in the assets of the Company.

Related Party Advances

Notes payable due to related parties consisted of the following as of December 31, 2017 and 2016:

Balance December 31, 2016	$–
Cash additions	–
Expense additions	46,618
Cash payments	(39,161)
Balance December 31, 2017	$7,457

In 2017, the Company’s CEO had expense additions of $46,618, and was repaid $39,161.

Notes Payable

Notes payable consisted of the following as of December 31, 2017 and 2016:

Balance December 31, 2016	$20,000
Cash additions	50,000
Expense additions	–
Cash payments	(70,000)
Balance December 31, 2017	$–

On August 3, 2016, the Company entered into a promissory note purchase agreement with an unrelated individual for $20,000. This note was due on demand. On April 13, 2017, the Company repaid the balance in full.

On February 3, 2017, the Company issued a short-term note to an unrelated third-party individual for $50,000 due on demand. The note bore an interest rate of 10% per annum interest within the 90-day period and would increase to 20% interest if not fully paid back within 90 days. On April 9, 2017, the Company repaid the balance in full.

Convertible Notes Payable

Notes payable due to non-related parties consisted of the following as of December 31, 2017, and December 31, 2016:

Balance December 31, 2016, net of discount	$67,345
Conversions	–
Cash payments	(240,000)
Amortization of debt discount	172,655
Balance December 31, 2017	$–

Effective September 22, 2016, the Company conducted a private offering of convertible notes (the “Note Offering”) to raise additional capital that would remain in the Company following the Closing of the EveryStory Transaction. In the convertible note offering, the Company raised an aggregate of $240,000, which was to be a component of the post-Closing capitalization of the Company. In the Note Offering, investors entered into a securities purchase agreement (the “Note SPA”) and were issued a convertible redeemable promissory note (collectively, the “Convertible Notes”). Pursuant to the terms of the Note SPA, each investor represented and warranted that it was an accredited investor and that he or she was purchasing the Convertible Notes for his or her own account, and not with a view to distribution, as well as other standard representations made in private transactions. Also pursuant to the Note SPA, the Company had the right to put an additional Convertible Note (in the same principal amount as purchased by the applicable investor) beginning on January 3, 2017, subject to certain conditions. The Convertible Notes bore interest at a rate of 10%, and were to mature on September 13, 2017, if not converted or prepaid prior to that. The Convertible Notes could convert into shares of the Company's common stock at a price for each share of Common Stock equal to 65% of the lowest closing bid price of the Common Stock as reported on the OTC Market platform on which the Company’s shares are quoted or any exchange upon which the Common Stock may be traded in the future ("Exchange"), on the date of the closing of the EveryStory Transaction. Up to 50% of the Convertible Notes could be repaid by the Company any time prior to 180 days after the issuance of the Convertible Notes, with a 30% premium to be paid in connection with the prepayment. As a result of this transaction a debt discount of $240,000 was recorded against the note. As of December 31, 2017, interest expense of $172,655 was recorded as part of the amortization of the debt discount, leaving a debt discount balance of $0 at December 31, 2017.

In March 2017, the Company modified the interest rate on the Convertible Notes to 15% per annum and repaid the Convertible Notes in the original principal amount of $240,000. In connection with the repayment of the Convertible Notes, the Company repaid a total of $240,000 in principal and $18,000 in interest, and agreed to issue 83,300 pre-split/27,768 post-split shares of the Company’s common stock to the holders of the Convertible Notes. The shares of common stock were issued pursuant to Section 4(a)(2) of the Securities Act of 1933 and regulations promulgated thereunder. Each of the holders of the Convertible Notes represented to the Company that it was an accredited investor, that it was acquiring the shares for its own account and for investment purposes, and not with an intent to distribute. The Company evaluated the amendment under ASC 470-50, Debt - Modification and Extinguishment, and concluded that the additional shares issued and increase in annual interest rate did result in significant and consequential changes to the economic substance of the debt and thus recorded a loss on extinguishment of the debt of $91,593.